Income Taxes - Income Tax Contingency (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Liability For Uncertain Tax Positions [Abstract]
Tax	$ 192.0	$ 180.0	$ 304.0	$ 219.0	$ 192.0	$ 180.0
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of fiscal year	192.0	180.0	304.0
Gross increases related to prior year tax positions	10.0	14.0	21.0
Gross decreases related to prior year tax positions	(12.0)	(12.0)	(101.0)
Gross increases related to current year tax positions	7.0	10.0	7.0
Settlements and statute of limitation expirations	(19.0)	(7.0)	(48.0)
Acquisitions	39.0	6.0	3.0
Foreign exchange and others	2.0	1.0	(6.0)
Balance at end of fiscal year	219.0	192.0	180.0
Internal Revenue Service
Liability For Uncertain Tax Positions [Abstract]
Tax	192.0	192.0		219.0	192.0
Interest				40.0	25.0	33.0
Penalties				25.0	11.0	11.0
Net of tax attributes				(33.0)	(26.0)
Total				251.0	202.0
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of fiscal year	192.0
Balance at end of fiscal year	219.0	192.0
Interest Accrued Related to Uncertain Tax Positions and Penalties [Abstract]
Interest	2.0	(8.0)	(6.0)
Interest, net of tax	2.0	(9.0)	(4.0)
Accrued penalties	$ 0.2	$ 0.0	$ 2.0
Liability for interest				40.0	25.0	33.0
Liability for interest, net of tax				36.0	20.0	29.0
Liability for penalties				$ 25.0	$ 11.0	$ 11.0